UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10573

                  Alliance National Municipal Income Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2004

                     Date of reporting period: July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCE NATIONAL MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

                                            Standard  Principal
                                            & Poor's     Amount
                                             Ratings      (000)    U.S. $ Value
--------------------------------------------------------------------------------
MUNICIPAL BONDS-159.9%

Long-Term Municipal Bonds-159.9%
Alabama-9.0%
Huntsville Hlth Care Auth
(Huntsville Hosp Sys) Ser 02B
5.75%, 6/01/32 (a)                                A2   $  8,000   $   8,239,120
Jefferson Cnty Swr Rev
FGIC Ser 99A
5.375%, 2/01/36                                  AAA     12,405      13,781,583
Marshall Cnty Hlth Care Auth
(Marshall Cnty Med Ctr) Ser 02A
5.75%, 1/01/32                                    A-      2,500       2,524,725
Marshall Cnty Hlth Care Auth
(Marshall Cnty Med Ctr) Ser 02D
5.75%, 1/01/32                                    A-      3,000       3,031,680
                                                                  -------------
                                                                     27,577,108
                                                                  -------------
Alaska-0.8%
Alaska Intl Arpt Rev
MBIA Ser 03B
5.00%, 10/01/26                                  AAA      1,000         997,280
Alaska Mun Bd Bk Auth
MBIA Ser 04G
5.00%, 2/15/24                                   AAA      1,345       1,368,443
                                                                  -------------
                                                                      2,365,723
                                                                  -------------
Arkansas-2.1%
Arkansas Dev Fin Auth SFMR
(Mtg Rev) GNMA Ser 02A
5.30%, 7/01/34                                   AAA      6,250       6,326,375
                                                                  -------------
California-12.0%
California GO
Ser 02
5.25%, 4/01/30                                   BBB      1,000       1,008,080
Ser 03
5.00%, 2/01/32                                   BBB      3,250       3,160,105
5.25%, 11/01/20                                  BBB      2,500       2,624,875
5.25%, 2/01/24                                   BBB      2,500       2,566,675
Ser 04
5.00%, 2/01/33                                   BBB      3,200       3,110,048
5.25%, 4/01/29                                   BBB      2,000       2,019,480

                                            Standard  Principal
                                            & Poor's     Amount
                                             Ratings      (000)    U.S. $ Value
--------------------------------------------------------------------------------
Chula Vista IDR
(San Diego Gas) Ser 96A
5.30%, 7/01/21                                    A-      4,000       4,078,400
Coachella Valley Uni Sch Dist
MBIA Ser 03
5.00%, 9/01/31                                   AAA      1,000         989,710
Hartnell Comm College
MBIA Ser 03A
5.00%, 8/01/27                                   AAA      1,155       1,157,483
La Quinta Fin Auth Loc Agy Rev
AMBAC Ser 04A
5.25%, 9/01/24                                   AAA      2,000       2,077,640
Los Angeles Cmnty Redev Agy
Ser 04L
5.00%, 3/01/18                                  BBB-      1,715       1,699,942
Los Angeles Regl Arpts
(Laxfuel Corp) AMBAC Ser 01AMT
5.50%, 1/01/32                                   AAA      9,500       9,574,195
San Rafael Elem Sch Dist
FSA Ser 03A
5.00%, 8/01/28                                   AAA      2,820       2,800,514
                                                                  -------------
                                                                     36,867,147
                                                                  -------------
Colorado-2.4%
Avon Hsg Auth MFHR
(Buffalo Ridge II Proj) GNMA Ser 02A AMT
5.70%, 10/20/43                                  AAA      4,950       5,086,620
Denver City & Cnty MFHR
(Clyburn Stapleton Proj) GNMA Ser 02 AMT
5.50%, 12/20/43 (a)                              Aaa      2,155       2,179,545
                                                                  -------------
                                                                      7,266,165
                                                                  -------------
Connecticut-0.3%
Mohegan Tribe Indians Gaming Auth
Ser 03
5.125%, 1/01/23                                 BBB-      1,000         977,240
                                                                  -------------
District of Columbia-1.6%
District of Columbia
Tobacco Settlement Bonds Ser 01
6.75%, 5/15/40                                   BBB      1,500       1,336,815
District of Columbia Special Tax Rev
(Gallery Place Proj) Ser 02
5.40%, 7/01/31                                   AAA      3,500       3,594,955
                                                                  -------------
                                                                      4,931,770
                                                                  -------------

                                            Standard  Principal
                                            & Poor's     Amount
                                             Ratings      (000)    U.S. $ Value
--------------------------------------------------------------------------------
Florida-25.6%
Beacon Tradeport Cmnty Dev Dist
Ser 02B
7.25%, 5/01/33                                    NR      7,350       7,688,247
Brevard Cnty HFA SFMR
(Mtg Rev) GNMA Ser 02C AMT
5.40%, 3/01/33 (a)                               Aaa      2,250       2,265,345
Collier Cnty CFD
(Fiddler's Creek) Ser 02A
6.875%, 5/01/33                                   NR      3,015       3,122,183
Collier Cnty CFD
(Fiddler's Creek) Ser 02B
6.625%, 5/01/33                                   NR      2,270       2,316,740
Dade Cnty Arpt Rev
(Miami Int'l Arpt) FGIC Ser 02 AMT
5.375%, 10/01/32                                 AAA      6,040       6,129,150
Florida Educ & Athletic Fac
(FSU Finl Assist) AMBAC Ser 02
5.00%, 10/01/31                                  AAA      5,000       4,999,650
Florida Hsg Fin Corp MFHR
(Westminster Apts) FSA Ser 02E-1 AMT
5.40%, 4/01/42                                   AAA      3,000       3,041,430
Hamal Cmnty Dev Dist
(Hamal) Ser 01
6.75%, 5/01/31                                    NR      2,460       2,566,444
Jacksonville Wtr & Swr Sys Rev
(Jacksonville Elec) MBIA Ser 02A
5.50%, 10/01/41 (c)(d)                           AAA     20,000      20,711,600
Lee Cnty Arpt Rev
(Southwest FL Intl) FSA Ser 00A AMT
5.75%, 10/01/22                                  AAA      5,000       5,328,950
5.75%, 10/01/25                                  AAA      4,500       4,781,115
Lee Cnty Cmnty Dev Dist
(Miromar Lakes) Ser 00A
7.25%, 5/01/12                                    NR      1,770       1,857,173
Lee Cnty IDA Hlth Fac
(Shell Point Village) Ser 99A
5.50%, 11/15/29                                 BBB-      2,500       2,344,325
Miami Beach Hlth Facs Hosp Rev
(Mount Sinai Med Ctr) Ser 04
6.75%, 11/15/24                                   BB      2,000       2,026,340
Midtown Miami CDD
Ser 04A
6.00%, 5/01/24                                    NR      2,500       2,501,725
Orange Cnty Hlth Facs Hosp Rev
(Orlando Regional) Ser 02
5.75%, 12/01/32                                    A      1,400       1,423,940
Parkway Center CDD
Ser 04A
6.125%, 5/01/24                                   NR      3,075       2,987,731
Pinellas Cnty HFA SFMR
(Mtg Rev) GNMA/FNMA Ser 02A AMT
5.40%, 3/01/32 (a)                               Aaa      1,240       1,249,908

                                            Standard  Principal
                                            & Poor's     Amount
                                             Ratings      (000)    U.S. $ Value
--------------------------------------------------------------------------------
Village Cmnty Dev Dist
Ser 03A
6.00%, 5/01/22                                    NR      1,000       1,016,850
                                                                  -------------
                                                                     78,358,846
                                                                  -------------
Georgia-2.5%
Cartersville Dev Auth
(Anheuser Busch Proj) Ser 02 AMT
5.95%, 2/01/32                                    A+      2,510       2,620,817
Georgia HFA SFMR
(Mtg Rev) Ser 02A-2 AMT
5.60%, 12/01/32                                  AAA      4,975       5,019,725
                                                                  -------------
                                                                      7,640,542
                                                                  -------------
Hawaii-0.7%
Hawaii St Elec Rev
XLCA Ser 03B AMT
5.00%, 12/01/22                                  AAA      2,000       2,018,060
                                                                  -------------
Illinois-18.3%
Bolingbrook GO
FGIC Ser 02A
5.375%, 1/01/38                                  AAA      5,000       5,096,050
Chicago Arpt Rev
(O'Hare Int'l Arpt) MBIA Ser 02A AMT
5.375%, 1/01/32                                  AAA     15,000      15,103,950
Chicago Arpt Rev
(O'Hare Int'l Arpt) XLCA Ser 03B-1
5.25%, 1/01/34                                   AAA      1,760       1,782,070
Chicago GO
FGIC Ser 00
5.50%, 1/01/40                                   AAA     14,585      15,135,146
Chicago Parking Rev
(Lakefront Millennium) MBIA Ser 98
5.125%, 1/01/28                                  AAA      8,600       8,620,554
Chicago Sales Tax Rev
FGIC Ser 98
5.25%, 1/01/28                                   AAA      5,710       5,773,267
Cook Cnty Sch Dist
FSA Ser 04
Zero coupon, 12/01/20 (b)                        AAA      1,000         860,150
Met Pier & Expo Auth
(McCormick Place) MBIA Ser 02A
5.25%, 6/15/42                                   AAA      3,750       3,789,450
                                                                  -------------
                                                                     56,160,637
                                                                  -------------
Indiana-4.8%
Hendricks Cnty Ind Bldg Facs Corp
(First Mtg) Ser 04
5.50%, 7/15/22 (a)                               Aa3      1,105       1,182,051

                                            Standard  Principal
                                            & Poor's     Amount
                                             Ratings      (000)    U.S. $ Value
--------------------------------------------------------------------------------
Indiana HFA SFMR
(Mtg Rev) GNMA/FNMA Ser 02 AMT
5.55%, 7/01/32 (a)                               Aaa      3,265       3,318,285
Indianapolis Pub Improv Bond
MBIA Ser 02A
5.25%, 7/01/33                                   AAA     10,000      10,174,200
                                                                  -------------
                                                                     14,674,536
                                                                  -------------
Iowa-0.4%
Iowa Fin Auth SFMR
(Mtg Rev) GNMA/FNMA Ser 02A AMT
5.40%, 7/01/32                                   AAA      1,185       1,193,082
                                                                  -------------
Louisiana-1.1%
Calcasieu Parish SFMR
(Mtg Rev) GNMA/FNMA Ser 02A
6.05%, 4/01/33 (a)                               Aaa        410         425,027
Louisiana HFA SFMR
(Mtg Rev) GNMA Ser 02C AMT
5.60%, 6/01/33 (a)                               Aaa      2,775       2,811,574
                                                                  -------------
                                                                      3,236,601
                                                                  -------------
Massachusetts-3.2%
Massachusetts GO
Ser 02C
5.25%, 11/01/30                                  AAA      1,780       1,969,018
Massachusetts GO
Ser 02C Prerefunded
5.25%, 11/01/30                                  AA-      3,220       3,561,932
Massachusetts Hlth & Ed Fac Hosp Rev
(Berkshire Hlth Sys) Asset Gty Ser 01E
5.70%, 10/01/25                                   AA      2,000       2,112,100
Massachusetts Hlth & Ed Fac Hosp Rev
(Cape Cod Healthcare) Asset Gty Ser 01C
5.25%, 11/15/31                                   AA      2,100       2,101,344
                                                                  -------------
                                                                      9,744,394
                                                                  -------------
Michigan-3.7%
Detroit Dev Fin Auth
(Daimler/Chrysler Plant) Ser 98A
5.50%, 5/01/21                                   BB-      1,665       1,346,153
Michigan Strategic
(Detroit Edison Co Proj) XLCA Ser 02 AMT
5.45%, 12/15/32                                  AAA      5,000       5,114,200
Saginaw Hosp Fin Auth Hosp Rev
(Covenant Med Ctr) Ser 00F
6.50%, 7/01/30                                     A      4,410       4,723,771
                                                                  -------------
                                                                     11,184,124
                                                                  -------------

                                            Standard  Principal
                                            & Poor's     Amount
                                             Ratings      (000)    U.S. $ Value
--------------------------------------------------------------------------------
Missouri-1.0%
Missouri SFMR
(Mtg Rev) GNMA/FNMA Ser 02A-1 AMT
5.58%, 9/01/32                                   AAA      2,870       2,921,258
                                                                  -------------
Nevada-15.7%
Carson City Hosp Rev
(Carson-Tahoe Hosp Proj) Radian Ser 03A
5.00%, 9/01/23                                    AA      2,600       2,571,556
Clark Cnty Arpt Rev
FGIC Ser 01B
5.25%, 7/01/34                                   AAA     11,920      12,022,393
Nevada Dept Bus & Ind
(Las Vegas Monorail Proj) AMBAC Ser 00
5.625%, 1/01/32                                  AAA     11,720      12,524,578
Reno Special Tax
(Retrac Transp Proj) AMBAC Ser 02
5.25%, 6/01/41                                   AAA      1,000       1,011,430
Reno Special Tax
FGIC Ser 02
5.375%, 6/01/32                                  AAA      7,500       7,723,800
Truckee Meadows Wtr Auth
FSA Ser 01A
5.25%, 7/01/34                                   AAA     12,000      12,264,240
                                                                  -------------
                                                                     48,117,997
                                                                  -------------
New Hampshire-1.4%
New Hampshire Hlth & Ed Fac Hosp Rev
(Covenant Med Ctr) Ser 02
6.125%, 7/01/31                                   A-      4,200       4,312,938
                                                                  -------------
New York-2.9%
New York City GO
Ser 04I
5.00%, 8/01/21                                     A      8,850       8,968,059
                                                                  -------------
North Dakota-0.9%
North Dakota HFA SFMR
(Mtg Rev) Ser 02A AMT
5.65%, 1/01/34 (a)                               Aa2      2,630       2,674,368
                                                                  -------------
Ohio-3.8%
Cleveland-Cuyahoga Cnty
Port Auth Rev Ser 01
7.35%, 12/01/31                                   NR      5,000       5,179,950

                                            Standard  Principal
                                            & Poor's     Amount
                                             Ratings      (000)    U.S. $ Value
--------------------------------------------------------------------------------
Fairfield Cnty Hosp Rev
(Fairfield Med Ctr Proj) Radian Ser 03
5.00%, 6/15/22                                    AA      1,585       1,594,113
5.00%, 6/15/23                                    AA      1,000       1,000,580
5.00%, 6/15/24                                    AA      1,370       1,357,999
Ohio HFA SFMR
(Mtg Rev) GNMA Ser 00D AMT
6.05%, 3/01/31 (a)                               Aaa      2,535       2,631,381
                                                                  -------------
                                                                     11,764,023
                                                                  -------------
Pennsylvania-3.2%
Pennsylvania Parking Fac
(30th St Station Garage Proj) ACA Ser 02A AMT
5.875%, 6/01/33                                    A      2,050       2,076,507
Pennsylvania Trpk Transp Rev
AMBAC Ser 01
5.00%, 7/15/41                                   AAA      2,000       1,976,680
Philadelphia Hosp Rev
(Temple Univ Hosp) Ser 93A
6.625%, 11/15/23                                 BBB      3,000       3,041,790
Washington Cnty
AMBAC Ser 99
6.15%, 12/01/29                                  AAA      2,300       2,626,738
                                                                  -------------
                                                                      9,721,715
                                                                  -------------
South Carolina-0.4%
Richland Lexington Arpt Rev
(Columbia Met Arpt) FSA Ser 04 AMT
5.125%, 1/01/25                                  AAA        500         491,615
South Carolina
Tobacco Settlement Bonds Ser 01B
6.375%, 5/15/30                                  BBB      1,000         854,280
                                                                  -------------
                                                                      1,345,895
                                                                  -------------
Texas-22.1%
Bexar Cnty Hsg Fin Corp MFHR
(Doral Club & Sutton House Apts) MBIA Ser 01A
5.55%, 10/01/36 (a)                              Aaa     15,000      14,484,600
Dallas-Fort Worth Arpt Rev
(Int'l Arpt) FGIC Ser 01 AMT
5.50%, 11/01/35                                  AAA     10,000      10,226,700
Gulf Coast Waste Disp Auth
(Anheuser-Busch Proj) Ser 02 AMT
5.90%, 4/01/36                                    A+      9,000       9,375,750
Harris Cnty
(Flood Ctl) Ser 03B
5.00%, 10/01/23                                  AA+      2,600       2,641,860
Harris Cnty Toll Road Rev
FSA Ser 02
5.125%, 8/15/32                                  AAA      2,500       2,510,575

                                            Standard  Principal
                                            & Poor's     Amount
                                             Ratings      (000)    U.S. $ Value
--------------------------------------------------------------------------------
Houston
(Northeast Wtr Purification Proj) FGIC Ser 02
5.125%, 3/01/32                                  AAA      7,000       7,028,070
Matagorda Cnty Util Rev
(Centerpoint Energy Proj) Ser 04
5.60%, 3/01/27                                   BBB      1,000       1,004,700
Richardson Hosp Auth Rev
(Richardson Regional) Ser 04
5.875%, 12/01/24                                 BBB      2,310       2,330,398
6.00%, 12/01/19                                  BBB      1,830       1,912,185
San Antonio Arpt Rev
FGIC Ser 02A AMT
5.25%, 7/01/27                                   AAA      5,250       5,280,083
Seguin High Ed Fac Rev
(Texas Lutheran University Proj) Ser 04
5.25%, 9/01/33                                  BBB-      1,250       1,144,975
Texas GO
Ser 02A AMT
5.50%, 8/01/41                                    AA      9,470       9,664,324
                                                                  -------------
                                                                     67,604,220
                                                                  -------------
Utah-0.8%
Davis Cnty Sales Tax Rev
AMBAC Ser 03B
5.25%, 10/01/23                                  AAA      1,000       1,043,030
Utah Hsg Corp MFHR
(Bluffs Apts Proj) GNMA Ser 02A AMT
5.60%, 7/20/30 (a)                               Aaa      1,480       1,533,694
                                                                  -------------
                                                                      2,576,724
                                                                  -------------
Virginia-2.8%
Fauquier Cnty IDA Hosp Rev
(Fauquier Hospital) Asset Gty Ser 02
5.25%, 10/01/31                                   AA      8,500       8,539,270
                                                                  -------------
Washington-8.7%
King Cnty Swr Rev
FSA Ser 02A
5.25%, 1/01/32                                   AAA      3,000       3,053,250
Twenty-Fifth Ave Pptys
(University of WA) MBIA Ser 02
5.25%, 6/01/33                                   AAA      9,750       9,924,525
Washington
Tobacco Settlement Bonds Ser 02
6.625%, 6/01/32                                  BBB      5,000       4,422,700
Washington HFA SFMR
(Mtg Rev) GNMA/FNMA Ser 02A AMT
5.83%, 6/01/29 (a)                               Aaa      8,995       9,201,076
                                                                  -------------
                                                                     26,601,551
                                                                  -------------

                                            Standard  Principal
                                            & Poor's     Amount
                                             Ratings      (000)    U.S. $ Value
--------------------------------------------------------------------------------
Wisconsin-7.7%
Wisconsin Hlth & Ed Fac Hosp Rev
(Ministry Hlth Care) MBIA Ser 02A
5.25%, 2/15/32                                   AAA     13,615      13,745,159
Wisconsin Hsg Auth SFMR
(Mtg Rev) MBIA Ser 02A AMT
5.60%, 5/01/33                                   AAA      5,000       5,151,400
Wisconsin Hsg Auth SFMR
(Mtg Rev) Ser 02A AMT
5.50%, 9/01/32                                    AA      4,780       4,810,927
                                                                  -------------
                                                                     23,707,486
                                                                  -------------
Total Investments-159.9%
(cost $475,493,411)                                                 489,377,854
Other assets less liabilities-3.8%                                   11,713,580
Preferred stock, at redemption
value-(63.7%)                                                      (195,000,000)
                                                                  -------------
Net Assets Applicable to Common
Shareholders-100%(e)                                              $ 306,091,434
                                                                  -------------


INTEREST RATE SWAP TRANSACTIONS

                                                          Rate Type
                                               ==============================
                                                Payments         Payments           Unrealized
     Swap          Notional     Termination    made by the    received by the      Appreciation/
 Counterparty       Amount         Date         Portfolio        Portflio         (Depreciation)
================================================================================================
J.P. Morgan      $12,000,000     10/01/14         3.95%            BMA*             $(128,112)

Merrill Lynch     26,700,000     02/03/06         BMA*          85.10% of             100,314
                                                             1 Month LIBOR+

* BMA (Bond Market Association)
+ LIBOR (London Interbank Offered Rate)

FINANCIAL FUTURES CONTRACTS SOLD

                                                       Value at
              Number of   Expiration      Original      July 31,     Unrealized
    Type      Contracts     Month          Value         2004       Depreciation
--------------------------------------------------------------------------------
 U.S. T-Note
10 Yr Future     111      September     $12,037,880   $12,289,781   $ (251,901)
                            2004
 Swap 10 Yr
   Future        89       September       9,461,479     9,575,844     (114,365)
                            2004                                    -----------
                                                                    $ (366,266)
                                                                    -----------

(a)   Moody's or Fitch Rating.
(b) Positions, or portions thereof, with a market value of $564,391 have been segregated to collateralize margin requirements for open futures contracts.
(c) Represents entire or partial position as collateral for interest rate swaps.
(d) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(e) Portfolio percentages are calculated based on net assets applicable to common shareholders.

      Glossary of Terms:

      ACA       American Capital Access Financial Guaranty Corporation
      AMBAC     American Municipal Bond Assurance Corporation
      AMT       Alternative Minimum Tax- (subject to)
      CDD       Community Development District
      CFD       Communities Facilities District
      FGIC      Financial Guaranty Insurance Company
      FNMA      Federal National Mortgage Association
      FSA       Financial Security Assurance, Inc.
      GNMA      Government National Mortgage Association
      GO        General Obligation
      HFA       Housing Finance Authority
      IDA       Industrial Development Authority
      IDR       Industrial Development Revenue
      MBIA      Municipal Bond Investors Assurance
      MFHR      Multi-Family Housing Revenue
      NR        Rating not applied for
      SFMR      Single Family Mortgage Revenue
      XLCA      XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant): Alliance National Municipal Income Fund, Inc.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President


Date: September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President


Date: September 27, 2004


By:   /s/ Mark D. Gersten
      -----------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer


Date: September 27, 2004